Short-Term Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Borrowings [Line Items]
Weighted average interest rate		3.38%	4.86%
Finance lease (in Dollars)	$ 194
Interest rate	5.60%
Repaid short term debt (in Dollars)		$ 34	$ 163
Other short term borrowings (in Dollars)		$ 2,541	$ 212
Minimum [Member]
Short-Term Borrowings [Line Items]
Interest rate percentage		3.20%	4.00%
Interest rate		4.90%
Maximum [Member]
Short-Term Borrowings [Line Items]
Interest rate percentage		3.55%	5.55%
Interest rate		4.96%
Short-Term Debt [Member]
Short-Term Borrowings [Line Items]
Repaid short term debt (in Dollars)